Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.15804%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,993,904.91

Principal:
Principal Collections	$21,713,911.44
Prepayments in Full	$12,205,350.52
Liquidation Proceeds	$183,896.83
Recoveries	$3,354.56
Sub Total	$34,106,513.35
Collections	$36,100,418.26

Purchase Amounts:
Purchase Amounts Related to Principal	$63,300.20
Purchase Amounts Related to Interest	$205.09
Sub Total	$63,505.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,163,923.55

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,163,923.55
Servicing Fee	$710,935.24	$710,935.24	$0.00	$0.00	$35,452,988.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,452,988.31
Interest - Class A-2a Notes	$551,277.95	$551,277.95	$0.00	$0.00	$34,901,710.36
Interest - Class A-2b Notes	$335,496.68	$335,496.68	$0.00	$0.00	$34,566,213.68
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$33,565,701.35
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$33,222,481.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,222,481.35
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$33,103,793.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,103,793.18
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$33,018,716.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,018,716.10
Regular Principal Payment	$35,612,672.10	$33,018,716.10	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$36,163,923.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,018,716.10
Total					$33,018,716.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,119,272.38	$88.99	$551,277.95	$2.03	$24,670,550.33	$91.02
Class A-2b Notes	$8,899,443.72	$88.99	$335,496.68	$3.35	$9,234,940.40	$92.34
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$33,018,716.10	$31.37	$2,434,272.21	$2.31	$35,452,988.31	$33.68

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$192,306,262.03	0.7095648	$168,186,989.65	0.6205704
Class A-2b Notes	$70,956,483.66	0.7095648	$62,057,039.94	0.6205704
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$741,712,745.69	0.7046282	$708,694,029.59	0.6732603

Pool Information
Weighted Average APR	2.858%	2.859%
Weighted Average Remaining Term	46.98	46.18
Number of Receivables Outstanding	30,792	30,045
Pool Balance	$853,122,282.49	$818,734,389.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$767,667,354.75	$736,802,144.55
Pool Factor	0.7270403	0.6977345

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$81,932,244.79
Targeted Overcollateralization Amount	$112,634,315.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,040,359.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$221,434.16
(Recoveries)		6	$3,354.56
Net Loss for Current Collection Period			$218,079.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3068%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1286%
Second Prior Collection Period			0.1531%
Prior Collection Period			0.1608%
Current Collection Period			0.3131%
Four Month Average (Current and Prior Three Collection Periods)			0.1889%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		372	$946,594.39
(Cumulative Recoveries)			$54,209.09
Cumulative Net Loss for All Collection Periods			$892,385.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0761%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,544.61
Average Net Loss for Receivables that have experienced a Realized Loss			$2,398.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	147	$4,809,051.62
61-90 Days Delinquent	0.08%	18	$661,779.70
91-120 Days Delinquent	0.01%	2	$98,861.78
Over 120 Days Delinquent	0.00%	1	$23,400.39
Total Delinquent Receivables	0.68%	168	$5,593,093.49

Repossession Inventory:
Repossessed in the Current Collection Period		9	$415,476.81
Total Repossessed Inventory		12	$567,116.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0923%
Prior Collection Period			0.0844%
Current Collection Period			0.0699%
Three Month Average			0.0822%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0958%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$2,362,521.12
2 Months Extended	71	$2,617,101.87
3+ Months Extended	9	$259,172.40

Total Receivables Extended	142	$5,238,795.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer